OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 06, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Ore stockpiles			$ 167.6	$ 156.0
Loan receivable from related party			35.9	31.3
Advances for the purchase of capital equipment			7.5	19.9
Royalty interests			5.6	5.6
Long-term prepayments			4.9	0.0
Derivatives			3.6	4.1
Other			4.6	5.2
Other assets			262.5	249.7
Contract term (in years)	15 years
Prepayment issued during period		$ 4.9
Prepayment amortization period (in years)		12 years
Allowance for doubtful non-current non-trade receivables from related parties			36.0	36.0
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			30.1	21.7
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			$ 2.7	$ 5.9